Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Schedule of Restricted Cash

	December 31,
	2022	2021
Restricted Cash	$8,253	$10,905
Total Restricted Cash	$8,253	$10,905